UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03334
CALVERT SOCIAL INVESTMENT FUND
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
John H. Streur
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2016

Item 1. Schedule of Investments.

CALVERT BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 59.9%

Air Freight & Logistics - 1.0%
United Parcel Service, Inc., Class B	63,918	6,885,247

Auto Components - 0.7%
Delphi Automotive plc	74,267	4,649,114

Banks - 2.9%
Citigroup, Inc.	90,052	3,817,304
Community Bank of the Bay, Class A *	4,000	17,480
US Bancorp	134,472	5,423,256
Wells Fargo & Co.	211,838	10,026,293
		19,284,333

Beverages - 0.9%
PepsiCo, Inc.	57,277	6,067,925

Biotechnology - 2.1%
Amgen, Inc.	55,421	8,432,305
Gilead Sciences, Inc.	66,886	5,579,630
		14,011,935

Capital Markets - 0.6%
Ameriprise Financial, Inc.	42,876	3,852,409

Chemicals - 0.6%
PPG Industries, Inc.	35,909	3,739,922

Communications Equipment - 1.1%
Cisco Systems, Inc.	265,972	7,630,737

Consumer Finance - 2.6%
American Express Co.	83,251	5,058,331
Capital One Financial Corp. (a)	101,136	6,423,147
MasterCard, Inc., Class A	63,433	5,585,910
		17,067,388

Diversified Financial Services - 1.0%
Moody's Corp.	71,467	6,697,173

See notes to Schedule of Investments

Diversified Telecommunication Services - 2.9%
AT&T, Inc.	186,157	8,043,844
Verizon Communications, Inc.	198,241	11,069,777
		19,113,621

Electric Utilities - 0.3%
Portland General Electric Co.	41,868	1,847,216

Energy Equipment & Services - 1.4%
FMC Technologies, Inc. *	160,574	4,282,508
Frank's International NV	189,477	2,768,259
National Oilwell Varco, Inc.	76,161	2,562,818
		9,613,585

Food & Staples Retailing - 2.1%
CVS Health Corp.	108,251	10,363,951
Kroger Co. (The)	95,405	3,509,950
		13,873,901

Food Products - 1.3%
General Mills, Inc.	49,212	3,509,800
Mondelez International, Inc., Class A	107,593	4,896,557
		8,406,357

Gas Utilities - 0.5%
ONE Gas, Inc.	21,341	1,421,097
UGI Corp.	48,165	2,179,467
		3,600,564

Health Care Equipment & Supplies - 1.0%
St. Jude Medical, Inc.	85,234	6,648,252

Health Care Providers & Services - 1.6%
HCA Holdings, Inc. *	61,196	4,712,704
McKesson Corp.	33,316	6,218,431
		10,931,135

Hotels, Restaurants & Leisure - 0.7%
Darden Restaurants, Inc.	73,156	4,633,701

See notes to Schedule of Investments

Industrial Conglomerates - 1.3%
Danaher Corp.	88,861	8,974,961

Insurance - 3.0%
American Financial Group, Inc.	97,381	7,199,377
Prudential Financial, Inc.	95,721	6,828,736
Travelers Cos., Inc. (The)	51,185	6,093,063
		20,121,176

Internet Software & Services - 1.1%
Alphabet, Inc. *	10,372	7,297,013

IT Services - 2.9%
Accenture plc, Class A	43,661	4,946,355
Automatic Data Processing, Inc.	33,803	3,105,481
Cognizant Technology Solutions Corp., Class A *	92,296	5,283,023
DST Systems, Inc.	50,758	5,909,754
		19,244,613

Life Sciences - Tools & Services - 0.9%
Agilent Technologies, Inc.	130,578	5,792,440

Machinery - 2.9%
Cummins, Inc.	40,754	4,582,380
Dover Corp.	112,385	7,790,528
Ingersoll-Rand plc	115,175	7,334,344
		19,707,252

Media - 2.0%
Comcast Corp., Class A	60,144	3,920,787
Omnicom Group, Inc.	114,067	9,295,320
		13,216,107

Metals & Mining - 0.8%
Reliance Steel & Aluminum Co.	67,891	5,220,818

Multi-Utilities - 0.2%
Avista Corp.	37,208	1,666,918

Multiline Retail - 1.2%
Target Corp.	116,997	8,168,731

See notes to Schedule of Investments

Oil, Gas & Consumable Fuels - 1.4%
ONEOK, Inc.	82,319	3,906,037
Spectra Energy Corp.	145,599	5,333,291
		9,239,328

Personal Products - 1.1%
Unilever NV, NY Shares	159,478	7,485,897

Pharmaceuticals - 3.8%
Johnson & Johnson	70,097	8,502,766
Merck & Co., Inc.	141,301	8,140,351
Pfizer, Inc.	254,978	8,977,775
		25,620,892

Professional Services - 0.6%
Robert Half International, Inc.	102,350	3,905,676

Real Estate Investment Trusts - 2.1%
American Campus Communities, Inc.	90,067	4,761,842
American Tower Corp.	40,414	4,591,435
Duke Realty Corp.	177,938	4,743,827
		14,097,104

Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.	161,627	5,301,366

Software - 2.9%
Microsoft Corp.	169,353	8,665,793
Oracle Corp.	159,220	6,516,875
Synopsys, Inc. *	75,269	4,070,547
		19,253,215

Specialty Retail - 1.7%
Lowe's Cos., Inc.	75,529	5,979,631
TJX Cos., Inc. (The)	73,074	5,643,505
		11,623,136

Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	173,968	16,631,341

See notes to Schedule of Investments

Trading Companies & Distributors - 0.7%
HD Supply Holdings, Inc. *	141,509	4,927,343

Venture Capital - 0.7%
Agraquest, Inc., Contingent Deferred Distribution *(b)(c)	1	67,429
CFBanc Corp. *(b)(c)	27,000	293,347
Consensus Orthopedics, Inc. *(b)(c)	180,877	153
Kickboard *(b)(c)	169,932	4,850
MACH Energy *(b)(c)	20,536	1,637
Neighborhood Bancorp, Class A *(b)(c)	10,000	—
Seventh Generation, Inc. *(b)(c)	150,222	4,179,066
Wild Planet Entertainment, Contingent Deferred Distribution *(b)(c)	1	11,942
Wind Harvest Co., Inc. *(b)(c)	8,696	—
		4,558,424

Wireless Telecommunication Services - 0.0%
NII Holdings, Inc. *	15,747	50,076

Total Common Stocks (Cost $380,796,833)		400,658,342

PREFERRED STOCKS - 0.1%

Venture Capital - 0.1%
Consensus Orthopedics, Inc.:
Series A-1 *(b)(c)	420,683	6,333
Series B *(b)(c)	348,940	5,679
Series C *(b)(c)	601,710	16,435
Kickboard:
Series A *(b)(c)	1,155,503	254,655
Series A2 *(b)(c)	404,973	88,287
LearnZillion, Inc.:
Series A *(b)(c)	169,492	138,865
Series A-1 *(b)(c)	108,678	103,353
Lumni, Inc., Series B *(b)(c)	17,265	123,006

See notes to Schedule of Investments

MACH Energy:
Series A *(b)(c)	27,977	9,109
Series B *(b)(c)	26,575	11,047
		756,769

Total Preferred Stocks (Cost $1,032,578)		756,769

	ADJUSTED BASIS ($)	VALUE ($)
VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.1%
Coastal Venture Partners *(b)(c)	57,944	65,953
Commons Capital *(b)(c)	224,426	157,670
First Analysis Private Equity Fund IV *(b)(c)	71,148	521,016
GEEMF Partners LP *(b)(c)(d)	—	49,590
Global Environment Emerging Markets Fund *(b)(c)	—	160,912
Infrastructure and Environmental Private Equity Fund III *(b)(c)	—	17,555
Labrador Ventures III *(b)(c)	305,585	13,283
New Markets Growth Fund LLC *(b)(c)	225,646	—
Solstice Capital *(b)(c)	—	59,229

Total Venture Capital Limited Partnership Interest (Cost $884,749)		1,045,208

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.0%
Kickboard Bridge Note, 8.00%, 11/1/17 (b)(c)	41,000	36,592

Total Venture Capital Debt Obligations (Cost $41,000)		36,592

ASSET-BACKED SECURITIES - 7.8%

Asset-Backed - Automobile - 0.5%
American Credit Acceptance Receivables Trust, Series 2014-1, Class B, 2.39%, 11/12/19 (e)	109,798	109,837
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44 (e)	1,000,000	963,591
Carfinance Capital Auto Trust, Series 2013-2A, Class B, 3.15%, 8/15/19 (e)	455,795	457,314
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class B, 2.41%, 11/15/25 (e)	400,000	403,455

See notes to Schedule of Investments

Skopos Auto Receivables Trust:
Series 2015-2A, Class A, 3.55%, 2/15/20 (e)	838,924	838,043
Series 2015-1A, Class A, 3.10%, 12/15/23 (e)	40,962	40,835
Series 2015-1A, Class B, 5.43%, 12/15/23 (e)	600,000	591,895
		3,404,970

Asset-Backed - Other - 7.0%
American Homes 4 Rent:
Series 2014-SFR1, Class B, 1.796%, 6/17/31 (e)(f)	270,000	265,742
Series 2014-SFR1, Class C, 2.196%, 6/17/31 (e)(f)	315,000	308,589
Series 2014-SFR1, Class E, 2.946%, 6/17/31 (e)(f)	1,000,000	956,811
Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	1,264,577	1,356,561
Apidos CLO XXI, Series 2015-21A, Class C, 4.183%, 7/18/27 (e)(f)	300,000	272,951
AVANT Loans Funding Trust, Class A:
Series 2016-A, 4.11%, 5/15/19 (e)	351,842	353,296
Series 2016-B, 3.92%, 8/15/19 (e)	224,763	225,699
Blue Elephant Loan Trust, Series 2015-1, Class A, 3.12%, 12/15/22 (e)	90,320	90,130
CAM Mortgage LLC, Series 2015-1:
Class A, 3.50%, 7/15/64 (e)	118,992	119,038
Class M, 4.75%, 7/15/64 (e)(f)	1,700,000	1,670,081
Citi Held For Asset Issuance:
Series 2015-PM1, Class A, 1.85%, 12/15/21 (e)	137,686	137,395
Series 2015-PM2, Class B, 4.00%, 3/15/22 (e)	1,100,000	1,089,408
Series 2015-PM3, Class B, 4.31%, 5/16/22 (e)	750,000	745,606
Series 2016-MF1, Class A, 4.48%, 8/15/22 (e)	390,412	395,254
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (e)	2,018,553	2,020,155
Colony American Homes, Series 2014-1A, Class B, 1.796%, 5/17/31 (e)(f)	350,000	344,088
Colony Starwood Homes Trust, Series 2016-1A:
Class C, 3.096%, 7/17/33 (e)(f)	350,000	349,604
Class D, 3.546%, 7/17/33 (e)(f)	320,000	318,455
Conn's Receivables Funding LLC:
Series 2016-A, Class A, 4.68%, 4/16/18 (e)	774,540	777,898
Series 2016-A, Class B, 8.96%, 8/15/18 (e)	150,000	150,928
Series 2015-A, Class A, 4.565%, 9/15/20 (e)	566,656	566,409
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45 (e)	1,580,000	1,594,694
Dell Equipment Finance Trust, Series 2014-1, Class C, 1.80%, 6/22/20 (e)	850,000	849,937
Driven Brands Funding LLC, Class A2:
Series 2015-1A, 5.216%, 7/20/45 (e)	995,000	994,570
Series 2016-1A, 6.125%, 7/20/46 (e)	300,000	302,416
Dryden 40 Senior Loan Fund, Series 2015-40A, Class D, 4.326%, 8/15/28 (e)(f)	500,000	464,915

See notes to Schedule of Investments

Element Rail Leasing I LLC, Series 2014-1A:
Class A1, 2.299%, 4/19/44 (e)	201,351	195,290
Class A2, 3.668%, 4/19/44 (e)	600,000	587,785
Class B1, 4.406%, 4/19/44 (e)	700,000	666,941
Element Rail Leasing II LLC, Series 2015-1A, Class A2, 3.585%, 2/19/45 (e)	1,100,000	1,058,724
FRS I LLC, Series 2013-1A, Class A2, 3.08%, 4/15/43 (e)	774,363	760,343
GCAT LLC, Series 2015-1, Class A1, 3.625%, 5/26/20 (e)(f)	474,352	472,960
GLC II Trust, Series 2014-A, Class A, 4.00%, 12/18/20 (e)	120,017	118,037
GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (e)	321,445	316,302
GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (e)(f)	518,845	518,417
Invitation Homes Trust:
Series 2013-SFR1, Class B, 1.801%, 12/17/30 (e)(f)	100,000	98,787
Series 2013-SFR1, Class C, 2.301%, 12/17/30 (e)(f)	800,000	788,631
Series 2015-SFR2, Class C, 2.447%, 6/17/32 (e)(f)	200,000	196,296
Series 2015-SFR2, Class E, 3.597%, 6/17/32 (e)(f)	1,800,000	1,737,403
Series 2015-SFR3, Class D, 3.196%, 8/17/32 (e)(f)	400,000	398,440
Magnetite VI Ltd., Series 2012-6A, Class DR, 4.253%, 9/15/23 (e)(f)	400,000	391,432
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (e)	1,972,901	1,975,086
Series 2014-1A, Class B, 3.24%, 6/18/24 (e)	300,000	300,256
Series 2014-2A, Class A, 2.47%, 9/18/24 (e)	395,000	395,858
Series 2015-2A, Class A, 2.57%, 7/18/25 (e)	700,000	699,793
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (e)	577,097	573,964
RMAT LLC, Class A1:
Series 2015-1, 4.09%, 7/27/20 (e)(f)	733,582	730,127
Series 2015-NPL1, 3.75%, 5/25/55 (e)(f)	525,004	520,274
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (e)(f)	1,000,000	1,023,338
Selene Non-Performing Loans LLC, Series 2014-1A, Class A, 2.981%, 5/25/54 (e)(f)	611,119	606,923
Sierra Timeshare Receivables Funding LLC, Class B:
Series 2013-3A, 2.70%, 10/20/30 (e)	142,475	142,213
Series 2014-2A, 2.40%, 6/20/31 (e)	1,810,435	1,801,015
Series 2014-3A, 2.80%, 10/20/31 (e)	208,278	208,145
SolarCity LMC:
Series I LLC, 4.80%, 11/20/38 (e)	812,883	793,789
Series II LLC, 4.59%, 4/20/44 (e)	536,723	524,120
Series III LLC, 4.02%, 7/20/44 (e)	846,691	818,624
Series III LLC, 5.44%, 7/20/44 (e)	1,913,972	1,991,578
Springleaf Funding Trust:
Series 2014-AA, Class A, 2.41%, 12/15/22 (e)	130,906	130,985
Series 2015-AA, Class B, 3.62%, 11/15/24 (e)	600,000	587,311

See notes to Schedule of Investments

Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (e)	570,000	571,158
STORE Master Funding LLC, Series 2014-1A, Class A1, 4.21%, 4/20/44 (e)	1,088,542	1,092,438
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (e)	584,603	596,358
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39 (e)	158,333	148,505
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (e)	600,000	609,473
Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, 3.375%, 10/25/58 (e)(f)	178,800	176,923
VML LLC, Series 2014-NPL1, Class A1, 3.875%, 4/27/54 (e)(f)	536,642	536,163
VOLT XXV LLC, Series 2015 NPL8, Class A1, 3.50%, 6/26/45 (e)	471,562	468,228
VOLT XXX LLC, Series 2015-NPL1, Class A1, 3.625%, 10/25/57 (e)	780,982	777,171
VOLT XXXVIII LLC, Series 2015-NP12, Class A1, 3.875%, 9/25/45 (e)	422,306	420,211
Wendys Funding LLC, Series 2015-1A:
Class A2I, 3.371%, 6/15/45	2,014,775	2,025,856
Class A2II, 4.08%, 6/15/45	595,500	613,901
		46,886,202

Asset-Backed - Student Loan - 0.3%
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (e)	700,000	705,176
SoFi Professional Loan Program LLC, Series 2014-B:
Class A2, 2.55%, 8/27/29 (e)	710,614	712,701
Class A1, 1.703%, 8/25/32 (e)(f)	250,239	250,239
		1,668,116

Total Asset-Backed Securities (Cost $52,082,373)		51,959,288

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.8%
Bellemeade Re Ltd., BMIR 2015-1A M2, 4.746%, 7/25/25 (e)(f)	750,000	754,127
Fannie Mae Connecticut Avenue Securities:
CAS 2014-C02 1M2, 3.053%, 5/25/24 (f)	600,000	548,635
CAS 2014-C03 2M2, 3.353%, 7/25/24 (f)	700,000	658,053
Freddie Mac Structured Agency Credit Risk Debt Notes:
STACR 2015-HQ2 M3, 3.703%, 5/25/25 (f)	720,000	694,745
STACR 2015-HQA2 M2, 3.253%, 5/25/28 (f)	750,000	767,965
STACR 2016-DNA2 M2, 2.653%, 10/25/28 (f)	600,000	604,865
STACR 2016-DNA2 B, 10.953%, 10/25/28 (f)	250,000	251,553
LSTAR Securities Investment Trust, Series 2015-6, Class A, 2.457%, 5/1/20 (e)(f)	417,890	410,865
Wedgewood Real Estate Trust, Series 2016-1, Class A2, 5.00%, 7/15/46 (e)(f)	400,000	398,292

See notes to Schedule of Investments

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $5,118,815)		5,089,100

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.5%
Bear Stearns Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, 3.342%, 5/15/32 (e)(f)	200,000	190,831
BLCP Hotel Trust, BLCP 2014-CLRN D, 2.942%, 8/15/29 (e)(f)	1,000,000	963,676
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 2.292%, 12/15/27 (e)(f)	800,000	792,515
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 3.842%, 9/15/27 (e)(f)	600,000	570,047
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (e)	284,394	284,430
COMM Mortgage Trust:
Series 2013-THL, Class C, 2.448%, 6/8/30 (e)(f)	950,000	933,639
Series 2014-SAVA, Class D, 3.543%, 6/15/34 (e)(f)	500,000	487,341
EQTY INNS Mortgage Trust, Series 2014-INNS:
Class E, 3.898%, 5/8/31 (e)(f)	1,100,000	1,053,176
Class F, 4.348%, 5/8/31 (e)(f)	150,000	139,017
Extended Stay America Trust, Series 2013-ESH7:
Class B7, 3.604%, 12/5/31	820,000	823,199
Class C7, 3.902%, 12/5/31 (e)	300,000	301,176
Class D7, 4.171%, 12/5/31 (e)(f)	1,050,000	1,054,889
GS Mortgage Securities Trust, Series 2014-NEW, Class D, 3.79%, 1/10/31 (e)	400,000	393,679
Hilton USA Trust:
Class DFL, 3.213%, 11/5/30 (e)(f)	312,816	312,614
Class CFX, 3.714%, 11/5/30 (e)	400,000	402,218
Class EFX, 4.602%, 11/5/30 (e)(f)	1,250,000	1,257,852
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class D, 3.771%, 6/10/27 (e)	550,000	567,307
Series 2014-DSTY, Class C, 3.931%, 6/10/27 (e)(f)	400,000	403,905
Series 2014-INN, Class E, 4.042%, 6/15/29 (e)(f)	1,550,000	1,480,000
Morgan Stanley Capital I Trust, Series 2014-CPT:
Class F, 3.56%, 7/13/29 (e)(f)	410,000	390,618
Class G, 3.56%, 7/13/29 (e)(f)	280,000	262,291
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30 (e)	1,935,000	1,895,110
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (e)	600,000	600,000
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31 (e)(f)	850,000	883,992
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class D, 3.497%, 8/15/47 (e)	330,000	233,597

See notes to Schedule of Investments

Total Commercial Mortgage-Backed Securities (Cost $16,846,681)		16,677,119

CORPORATE BONDS - 16.8%

Basic Materials - 0.3%
Methanex Corp.:
3.25%, 12/15/19	600,000	582,740
5.65%, 12/1/44	1,190,000	987,566
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	500,000	511,167
		2,081,473

Communications - 2.3%
AT&T, Inc.:
4.125%, 2/17/26	800,000	859,387
5.65%, 2/15/47	1,050,000	1,202,470
CBS Corp., 4.60%, 1/15/45	650,000	644,220
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	600,000	607,786
Comcast Corp.:
3.375%, 8/15/25	900,000	972,481
3.15%, 3/1/26	400,000	425,755
Crown Castle Towers LLC:
3.222%, 5/15/42 (e)	250,000	259,844
3.663%, 5/15/45 (e)	450,000	465,332
Frontier Communications Corp.:
8.25%, 4/15/17	300,000	310,500
10.50%, 9/15/22	1,030,000	1,089,869
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (e)	500,000	511,165
NBCUniversal Media LLC, 4.45%, 1/15/43	500,000	559,767
Sprint Communications, Inc., 6.00%, 12/1/16	1,900,000	1,911,875
Telefonica Emisiones SAU, 3.192%, 4/27/18	600,000	616,068
Thomson Reuters Corp.:
3.85%, 9/29/24	300,000	319,703
3.35%, 5/15/26	250,000	255,548
Time Warner Cable, Inc., 4.00%, 9/1/21	400,000	425,188
Time Warner, Inc.:
3.55%, 6/1/24	400,000	424,958
4.90%, 6/15/42	500,000	537,077

See notes to Schedule of Investments

Verizon Communications, Inc.:
2.45%, 11/1/22	585,000	590,212
3.50%, 11/1/24	1,000,000	1,063,533
4.862%, 8/21/46	1,350,000	1,475,667
		15,528,405

Consumer, Cyclical - 2.8%
American Airlines Pass-Through Trust:
7.00%, 7/31/19 (e)	844,170	880,047
5.60%, 1/15/22 (e)	734,772	756,815
4.40%, 3/22/25	900,000	902,250
5.25%, 7/15/25	670,000	698,475
CVS Health Corp.:
3.875%, 7/20/25	443,000	487,290
5.125%, 7/20/45	550,000	682,317
CVS Pass-Through Trust, 6.036%, 12/10/28	933,369	1,059,158
Delta Air Lines Pass-Through Trust, 6.20%, 1/2/20	263,542	281,660
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	50,000	50,000
Ford Motor Co., 4.75%, 1/15/43	250,000	264,621
Ford Motor Credit Co. LLC:
2.145%, 1/9/18	250,000	252,189
1.567%, 11/4/19 (f)	600,000	589,417
3.157%, 8/4/20	310,000	321,413
3.219%, 1/9/22	700,000	717,037
4.134%, 8/4/25	350,000	375,253
Home Depot, Inc. (The):
2.70%, 4/1/23	600,000	629,547
4.20%, 4/1/43	600,000	673,391
Johnson Controls, Inc., 4.625%, 7/2/44	450,000	475,310
Kohl's Corp., 4.25%, 7/17/25	350,000	350,957
Latam Airlines Pass-Through Trust A, 4.20%, 8/15/29 (e)	515,936	471,823
Latam Airlines Pass-Through Trust B, 4.50%, 8/15/25 (e)	466,900	409,705
Lowe's Cos., Inc.:
2.50%, 4/15/26	250,000	254,626
3.70%, 4/15/46	225,000	231,341
New Albertsons, Inc., 7.75%, 6/15/26	50,000	48,750
Newell Brands, Inc.:
3.85%, 4/1/23	500,000	530,335
4.20%, 4/1/26	500,000	542,025
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (e)	575,000	577,156
Starbucks Corp., 2.45%, 6/15/26	1,100,000	1,117,082

See notes to Schedule of Investments

TJX Cos., Inc. (The):
2.75%, 6/15/21	600,000	633,649
2.50%, 5/15/23	600,000	624,525
Virgin Australia Trust:
7.125%, 10/23/18 (e)	18,047	18,047
6.00%, 4/23/22 (e)	660,821	672,385
5.00%, 4/23/25 (e)	321,808	332,299
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	870,000	893,090
Whirlpool Corp.:
3.70%, 3/1/23	500,000	530,015
3.70%, 5/1/25	500,000	531,953
		18,865,953

Consumer, Non-cyclical - 2.2%
Amgen, Inc.:
3.625%, 5/22/24	75,000	80,471
4.40%, 5/1/45	200,000	207,772
4.663%, 6/15/51 (e)	895,000	935,108
AstraZeneca plc:
3.375%, 11/16/25	600,000	629,007
4.375%, 11/16/45	350,000	381,723
Becton Dickinson and Co., 3.125%, 11/8/21	250,000	262,308
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	200,000	211,802
Express Scripts Holding Co., 3.40%, 3/1/27	200,000	199,746
General Mills, Inc., 3.15%, 12/15/21	1,500,000	1,598,653
Gilead Sciences, Inc., 3.70%, 4/1/24	500,000	541,433
GlaxoSmithKline Capital, Inc., 2.80%, 3/18/23	600,000	629,617
Grupo Bimbo SAB de CV:
3.875%, 6/27/24 (e)	500,000	520,322
4.875%, 6/27/44 (e)	500,000	492,318
Kraft Heinz Foods Co.:
3.00%, 6/1/26 (e)	400,000	403,271
5.20%, 7/15/45 (e)	575,000	680,891
4.375%, 6/1/46 (e)	350,000	370,133
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	465,000	503,362
Land O'Lakes, Inc., 6.00%, 11/15/22 (e)	800,000	848,000
Life Technologies Corp., 6.00%, 3/1/20	500,000	564,267
Massachusetts Institute of Technology, 3.959%, 7/1/38	300,000	342,351
Mead Johnson Nutrition Co., 4.125%, 11/15/25	600,000	654,452
MEDNAX, Inc., 5.25%, 12/1/23 (e)	600,000	607,500
Merck & Co., Inc.:

See notes to Schedule of Investments

2.75%, 2/10/25	500,000	522,809
3.70%, 2/10/45	250,000	264,917
PepsiCo, Inc.:
2.75%, 3/5/22	300,000	314,297
2.75%, 3/1/23	300,000	314,005
Perrigo Co. plc, 5.30%, 11/15/43	300,000	312,894
Perrigo Finance Unlimited Co., 3.50%, 12/15/21	600,000	617,481
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	200,000	208,000
SUPERVALU, Inc., 6.75%, 6/1/21	525,000	440,990
United Rentals North America, Inc., 5.875%, 9/15/26	100,000	99,250
		14,759,150

Energy - 0.3%
Enterprise Products Operating LLC:
7.034%, 1/15/18 floating rate thereafter to 1/15/68 (f)	1,350,000	1,422,892
4.85%, 8/15/42	200,000	211,047
4.85%, 3/15/44	300,000	318,658
		1,952,597

Financial - 6.9%
Ally Financial, Inc.:
2.75%, 1/30/17	100,000	100,467
6.25%, 12/1/17	600,000	628,500
American International Group, Inc., 3.30%, 3/1/21	225,000	232,449
American Tower Corp.:
3.45%, 9/15/21	600,000	624,517
3.375%, 10/15/26	600,000	603,121
Bank of America Corp.:
1.516%, 4/1/19 (f)	300,000	299,351
2.625%, 4/19/21	2,810,000	2,853,097
6.10%, 3/17/25 floating rate thereafter to 12/29/49 (f)	500,000	507,500
3.875%, 8/1/25	2,200,000	2,333,784
3.50%, 4/19/26	350,000	361,686
4.25%, 10/22/26	2,250,000	2,333,448
Bank of America NA:
5.30%, 3/15/17	1,200,000	1,232,360
0.953%, 6/15/17 (f)	1,500,000	1,495,094
Capital One Bank:
2.25%, 2/13/19	400,000	405,114
3.375%, 2/15/23	1,200,000	1,225,681
Capital One Financial Corp., 4.20%, 10/29/25	575,000	591,124

See notes to Schedule of Investments

Capital One NA, 2.35%, 8/17/18	650,000	659,083
CIT Group, Inc.:
4.25%, 8/15/17	900,000	916,650
5.25%, 3/15/18	1,975,000	2,034,803
Citigroup, Inc.:
2.50%, 9/26/18	1,600,000	1,631,712
2.05%, 6/7/19	350,000	352,409
5.95%, 8/15/20 floating rate thereafter to 12/29/49 (f)	165,000	160,755
2.65%, 10/26/20	690,000	702,160
6.125%, 11/15/20 floating rate thereafter to 12/29/49 (f)(g)	540,000	548,100
5.90%, 2/15/23 floating rate thereafter to 12/29/49 (f)	480,000	472,800
4.60%, 3/9/26	1,660,000	1,759,901
6.25%, 8/15/26 floating rate thereafter to 12/29/49 (f)	550,000	565,125
4.45%, 9/29/27	1,635,000	1,684,232
Citizens Bank NA, 2.55%, 5/13/21	400,000	403,862
Credit Acceptance Corp.:
6.125%, 2/15/21	400,000	381,000
7.375%, 3/15/23	600,000	576,000
Crown Castle International Corp., 4.45%, 2/15/26	285,000	309,406
DDR Corp.:
4.75%, 4/15/18	500,000	521,666
3.625%, 2/1/25	600,000	601,788
Discover Financial Services:
3.85%, 11/21/22	750,000	761,696
3.95%, 11/6/24	300,000	307,481
Doric Nimrod Air Alpha Ltd. Pass-Through Trust, 6.125%, 11/30/21 (e)	248,635	255,846
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, 5.125%, 11/30/24 (e)	308,457	316,150
ERP Operating LP, 4.625%, 12/15/21	180,000	203,260
First Horizon National Corp., 3.50%, 12/15/20	280,000	282,564
Huntington National Bank (The), 2.20%, 11/6/18	350,000	354,285
ING Bank NV, 2.00%, 11/26/18 (e)	900,000	909,579
Morgan Stanley:
2.375%, 7/23/19	1,500,000	1,524,749
2.80%, 6/16/20	2,200,000	2,254,135
4.00%, 7/23/25	725,000	776,322
5.00%, 11/24/25	1,300,000	1,423,228
3.95%, 4/23/27	300,000	303,390
OneMain Financial Holdings LLC, 6.75%, 12/15/19 (e)	150,000	146,250
PNC Bank NA, 2.70%, 11/1/22	1,000,000	1,010,676
Prudential Financial, Inc., 4.60%, 5/15/44	150,000	161,042
Regions Financial Corp., 3.20%, 2/8/21	1,300,000	1,338,087

See notes to Schedule of Investments

US Bancorp, 2.95%, 7/15/22	500,000	520,318
Vornado Realty LP, 2.50%, 6/30/19	700,000	713,168
Wells Fargo & Co.:
2.50%, 3/4/21	1,000,000	1,025,436
3.00%, 4/22/26	1,275,000	1,299,673
4.40%, 6/14/46	300,000	305,645
		46,301,725

Government - 0.1%
International Bank for Reconstruction & Development, 1.005%, 10/1/18	600,000	603,124

Industrial - 1.1%
Canadian National Railway Co., 1.45%, 12/15/16	150,000	150,356
Coveris Holding Corp., 10.00%, 6/1/18 (e)	60,000	60,000
Eaton Corp.:
1.50%, 11/2/17	500,000	502,433
2.75%, 11/2/22	600,000	615,103
Illinois Tool Works, Inc., 3.90%, 9/1/42	300,000	322,527
Masco Corp.:
4.45%, 4/1/25	200,000	207,020
6.50%, 8/15/32	350,000	372,313
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (e)	1,000,000	1,019,793
Pentair Finance SA:
1.875%, 9/15/17	1,200,000	1,197,820
3.625%, 9/15/20	600,000	615,077
SBA Tower Trust:
2.877%, 7/15/46 (e)	600,000	606,582
3.722%, 4/15/48 (e)	1,100,000	1,117,006
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	300,000	348,757
United Parcel Service, Inc., 2.45%, 10/1/22	500,000	519,818
		7,654,605

Technology - 0.7%
Apple, Inc.:
3.25%, 2/23/26	375,000	398,091
3.45%, 2/9/45	430,000	404,051
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26 (e)	1,050,000	1,094,611
Dun & Bradstreet Corp. (The), 3.25%, 12/1/17	600,000	604,216
Hewlett Packard Enterprise Co., 2.85%, 10/5/18 (e)	370,000	378,902
Intel Corp., 3.10%, 7/29/22	400,000	428,292
Microsoft Corp., 3.125%, 11/3/25	350,000	374,859

See notes to Schedule of Investments

Oracle Corp.:
2.40%, 9/15/23	200,000	200,712
2.65%, 7/15/26	440,000	441,104
4.00%, 7/15/46	235,000	236,928
		4,561,766

Utilities - 0.1%
Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	300,000	332,861

Total Corporate Bonds (Cost $109,131,945)		112,641,659

FLOATING RATE LOANS (h) - 0.6%

Consumer, Cyclical - 0.6%
Albertson's LLC:
4.50%, 8/25/21 (f)	800,000	798,125
4.75%, 6/22/23 (f)	430,000	428,925
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (f)	643,076	636,645
Kraton Polymers LLC, 6.00%, 1/6/22 (f)	1,500,000	1,474,500
Varsity Brands, Inc., 5.00%, 12/11/21 (f)	496,222	493,865
		3,832,060

Financial - 0.0%
Alliance Mortgage Investments Term Loan, 12.61%, 6/1/10 *(b)(c)(f)(i)	385,345	4,354

Total Floating Rate Loans (Cost $4,101,544)		3,836,414

HIGH SOCIAL IMPACT INVESTMENTS - 0.8%
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17 (b)(c)	4,266,666	4,251,946
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (b)(c)(f)	393,000	363,525
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (b)(c)(f)	506,000	462,990

Total High Social Impact Investments (Cost $5,165,666)		5,078,461

MUNICIPAL OBLIGATIONS - 0.9%

California - 0.2%
Los Angeles California Unified School District GO Bonds, 5.75%, 7/1/34	800,000	1,059,184

See notes to Schedule of Investments

Connecticut - 0.1%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	400,000	494,104

Massachusetts - 0.1%
Commonwealth of Massachusetts GO Bonds, 3.277%, 6/1/46	650,000	659,880

New York - 0.5%
New York City GO Bonds, 5.206%, 10/1/31	1,275,000	1,571,488
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	1,000,000	1,310,400
New York State Dormitory Authority Revenue Bonds, 5.289%, 3/15/33	500,000	629,900
New York Transportation Development Corp. Revenue Bonds:
3.423%, 7/1/27	100,000	101,922
3.473%, 7/1/28	100,000	101,574
		3,715,284

Total Municipal Obligations (Cost $5,527,763)		5,928,452

SOVEREIGN GOVERNMENT BOND - 0.1%
Nacional Financiera SNC, 3.375%, 11/5/20 (e)	935,000	952,765

Total Sovereign Government Bonds (Cost $933,538)		952,765

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
Overseas Private Investment Corp., 3.22%, 9/15/29	900,000	959,609

Total U.S. Government Agencies and Instrumentalities (Cost $900,000)		959,609

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.2%
Fannie Mae:
2.65%, 6/1/26	650,000	679,361
2.68%, 7/1/26	650,000	679,412

Total U.S. Government Agency Mortgage-Backed Securities (Cost $1,321,525)		1,358,773

See notes to Schedule of Investments

U.S. TREASURY OBLIGATIONS - 4.6%
United States Treasury Bonds:
3.00%, 11/15/45	9,500,000	10,923,518
2.50%, 2/15/46	2,545,000	2,650,080
United States Treasury Notes:
0.75%, 4/30/18	3,050,000	3,058,818
1.00%, 6/15/19	4,512,000	4,534,384
1.00%, 6/30/21	5,662,000	5,690,089
1.25%, 6/30/23	732,000	735,774
1.625%, 5/15/26(g)	3,493,000	3,535,709

Total U.S. Treasury Obligations (Cost $30,185,615)		31,128,372

TIME DEPOSIT - 4.9%
State Street Bank Time Deposit, 0.293%, 7/1/16	32,663,512	32,663,512

Total Time Deposit (Cost $32,663,512)		32,663,512

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
State Street Institutional U.S. Government Money Market Fund, 0.25%	2,429,825	2,429,825

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $2,429,825)		2,429,825

TOTAL INVESTMENTS (Cost $649,163,962) - 100.6%		673,200,260
Other assets and liabilities, net - (0.6%)		(3,946,302)
NET ASSETS - 100.0%		$669,253,958

See notes to Schedule of Investments

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
2 Year U.S. Treasury Notes	(6)	9/16	($1,315,969)	($2,916)
5 Year U.S. Treasury Notes	(5)	9/16	(610,820)	(2,821)
10 Year U.S. Treasury Notes	(121)	9/16	(16,091,109)	(380,747)
E-Mini S&P 500 Index	(47)	9/16	(4,911,970)	30,563
Ultra Long U.S. Treasury Bonds	(5)	9/16	(931,875)	5,615
Total Short				($350,306)

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) 2,500 shares of Capital One Financial Corp. held by the Balanced Portfolio have been soft segregated in order to cover outstanding commitments to certain limit partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(b) This security was valued under the direction of the Board of Trustees. Total market value of fair valued securities amounts to $11,479,808, which represents 1.7% of the net assets of the Portfolio as of June 30, 2016.

(c) Total market value of restricted securities amounts to $11,479,808, which represents 1.7% of the net assets of the Portfolio as of June 30, 2016.
(d) Affiliated company.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $84,517,742, which represents 12.6% of the net assets of the Portfolio as of June 30, 2016.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2016.
(g) Security, or portion of security, is on loan. Total value of securities on loan is $2,380,628.
(h) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2016. Floating rate loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(i) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

Abbreviations:
CLO:	Collateralized Loan Obligations
GO:	General Obligation
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company
REIT:	Real Estate Investment Trust

See notes to Schedule of Investments

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Agraquest, Inc., Contingent Deferred Distribution	8/14/12	—
Alliance Mortgage Investments Term Loan, 12.61%, 6/1/10	5/26/05-6/13/07	385,345
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17	7/1/14	4,266,666
CFBanc Corp.	3/14/03	270,000
Coastal Venture Partners	6/7/96-6/22/00	57,944
Commons Capital	2/15/01-12/27/11	224,426
Consensus Orthopedics, Inc., Common Stock	2/10/06	504,331
Consensus Orthopedics, Inc., Series A-1, Preferred	8/19/05	4,331
Consensus Orthopedics, Inc., Series B, Preferred	2/10/06	139,576
Consensus Orthopedics, Inc., Series C, Preferred	2/10/06	120,342
First Analysis Private Equity Fund IV	2/25/02-7/6/11	71,148
GEEMF Partners LP	2/28/97	—
Global Environment Emerging Markets Fund	1/14/94-12/1/95	—
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	393,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	506,000
Infrastructure and Environmental Private Equity Fund III	4/16/97-2/12/01	—
Kickboard, Common Stock	5/23/13	—
Kickboard, Series A, Preferred	2/12/13	285,328
Kickboard, Series A2, Preferred	6/19/14	100,000
Kickboard Bridge Note, 8.00%, 11/1/17	9/16/15	41,000
Labrador Ventures III	8/11/98-4/2/01	305,585
LearnZillion, Inc., Series A, Preferred	3/27/12	100,000
LearnZillion, Inc., Series A-1, Preferred	4/23/13	134,761
Lumni, Inc., Series B, Preferred	8/8/13	116,367
MACH Energy, Common Stock	10/31/08	889
MACH Energy, Series A, Preferred	5/31/02	11,426
MACH Energy, Series B, Preferred	12/20/05	20,447
Neighborhood Bancorp, Class A	6/25/97	100,000
New Markets Growth Fund LLC	1/8/03-7/18/07	225,646
Seventh Generation, Inc.	4/12/00-5/6/03	201,754
Solstice Capital	6/26/01-6/17/08	—
Wild Planet Entertainment, Contingent Deferred Distribution	5/14/14	304,337
Wind Harvest Co., Inc.	5/16/94	100,000

See notes to Schedule of Investments

CALVERT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 20.2%

Asset-Backed - Automobile - 1.0%
American Credit Acceptance Receivables Trust, Series 2014-1, Class B, 2.39%, 11/12/19 (a)	398,019	398,160
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44 (a)	3,350,000	3,228,028
Skopos Auto Receivables Trust:
Series 2015-2A, Class A, 3.55%, 2/15/20 (a)	1,358,581	1,357,155
Series 2015-1A, Class A, 3.10%, 12/15/23 (a)	368,660	367,517
Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	2,000,000	1,972,984
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.30%, 4/15/20	1,300,000	1,305,944
		8,629,788

Asset-Backed - Other - 18.5%
American Homes 4 Rent:
Series 2014-SFR1, Class E, 2.946%, 6/17/31 (a)(b)	3,500,000	3,348,837
Series 2014-SFR2, Class A, 3.786%, 10/17/36 (a)	4,280,106	4,591,437
Apidos CLO XXI, Series 2015-21A, Class C, 4.183%, 7/18/27 (a)(b)	1,300,000	1,182,787
CAM Mortgage LLC, Series 2015-1, Class M, 4.75%, 7/15/64 (a)(b)	6,200,000	6,090,882
Citi Held For Asset Issuance:
Series 2015-PM2, Class B, 4.00%, 3/15/22 (a)	4,000,000	3,961,485
Series 2015-PM3, Class B, 4.31%, 5/16/22 (a)	2,500,000	2,485,352
Series 2016-MF1, Class A, 4.48%, 8/15/22 (a)	1,952,059	1,976,269
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (a)	6,183,125	6,188,033
Conn's Receivables Funding LLC, Series 2016-A, Class A, 4.68%, 4/16/18 (a)	3,549,975	3,565,366
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45 (a)	5,875,625	5,930,268
Dell Equipment Finance Trust, Series 2014-1, Class C, 1.80%, 6/22/20 (a)	3,000,000	2,999,778
Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.216%, 7/20/45 (a)	3,681,500	3,679,910
Dryden 40 Senior Loan Fund, Series 2015-40A, Class D, 4.326%, 8/15/28 (a)(b)	1,750,000	1,627,201
Element Rail Leasing I LLC, Series 2014-1A:
Class A1, 2.299%, 4/19/44 (a)	738,288	716,065
Class A2, 3.668%, 4/19/44 (a)	1,900,000	1,861,319
Class B1, 4.406%, 4/19/44 (a)	2,200,000	2,096,100
Element Rail Leasing II LLC, Series 2015-1A, Class A2, 3.585%, 2/19/45 (a)	3,983,000	3,833,542
FRS I LLC, Series 2013-1A:
Class A2, 3.08%, 4/15/43 (a)	3,557,228	3,492,826
Class B, 3.96%, 4/15/43 (a)	3,987,186	3,973,651
GCAT LLC, Series 2015-1, Class A1, 3.625%, 5/26/20 (a)(b)	2,371,759	2,364,797
GLC II Trust, Series 2014-A, Class A, 4.00%, 12/18/20 (a)	1,234,500	1,214,130

See notes to Schedule of Investments

GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (a)	667,617	656,935
GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (a)(b)	1,482,414	1,481,191
Invitation Homes Trust:
Series 2013-SFR1, Class B, 1.801%, 12/17/30 (a)(b)	300,000	296,360
Series 2013-SFR1, Class C, 2.301%, 12/17/30 (a)(b)	3,000,000	2,957,366
Series 2013-SFR1, Class E, 3.101%, 12/17/30 (a)(b)	2,400,000	2,323,480
Series 2015-SFR2, Class E, 3.597%, 6/17/32 (a)(b)	5,450,000	5,260,471
Series 2015-SFR2, Class F, 4.147%, 6/17/32 (a)(b)	3,650,000	3,479,362
Series 2015-SFR3, Class D, 3.196%, 8/17/32 (a)(b)	1,400,000	1,394,540
Magnetite VI Ltd., Series 2012-6A, Class DR, 4.253%, 9/15/23 (a)(b)	2,400,000	2,348,590
Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.95%, 11/15/16 (a)	2,771	2,770
OneMain Financial Issuance Trust, Class A:
Series 2014-1A, 2.43%, 6/18/24 (a)	7,410,507	7,418,716
Series 2015-2A, 2.57%, 7/18/25 (a)	3,100,000	3,099,083
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (a)	2,164,112	2,152,365
RMAT LLC, Class A1:
Series 2015-1, 4.09%, 7/27/20 (a)(b)	1,294,557	1,288,460
Series 2015-NPL1, 3.75%, 5/25/55 (a)(b)	1,444,303	1,431,290
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (a)(b)	3,300,000	3,377,014
Selene Non-Performing Loans LLC, Series 2014-1A, Class A, 2.981%, 5/25/54 (a)(b)	2,444,478	2,427,692
Sierra Timeshare Receivables Funding LLC, Class B:
Series 2012-3A, 2.66%, 8/20/29 (a)	701,943	701,562
Series 2013-3A, 2.70%, 10/20/30 (a)	492,185	491,281
Series 2014-2A, 2.40%, 6/20/31 (a)	1,636,355	1,627,841
Series 2014-3A, 2.80%, 10/20/31 (a)	2,824,247	2,822,451
SolarCity LMC:
Series I LLC, 4.80%, 11/20/38 (a)	3,251,530	3,175,156
Series III LLC, 4.02%, 7/20/44 (a)	3,010,458	2,910,665
Series III LLC, 5.44%, 7/20/44 (a)	6,220,410	6,472,629
Spirit Master Funding LLC, Series 2014-4A, Class A2, 4.629%, 1/20/45 (a)	5,000,000	4,670,311
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (a)	2,100,000	2,055,590
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (a)	2,150,000	2,154,367
STORE Master Funding LLC, Series 2014-1A, Class A1, 4.21%, 4/20/44 (a)	3,859,375	3,873,191
SWAY Residential Trust, Series 2014-1, Class A, 1.746%, 1/17/32 (a)(b)	4,953,666	4,924,439
TAL Advantage V LLC, Class B:
Series 2014-2A, 3.97%, 5/20/39 (a)	554,167	519,768
Series 2014-3A, 4.15%, 11/21/39 (a)	841,667	793,702
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (a)	2,250,000	2,285,525
VML LLC, Series 2014-NPL1, Class A1, 3.875%, 4/27/54 (a)(b)	1,085,856	1,084,889
VOLT XXX LLC, Series 2015-NPL1, Class A1, 3.625%, 10/25/57 (a)(b)	2,577,241	2,564,664

See notes to Schedule of Investments

Wendys Funding LLC, Series 2015-1A:
Class A2I, 3.371%, 6/15/45	6,054,250	6,087,548
Class A2II, 4.08%, 6/15/45	2,431,625	2,506,762
		160,298,061

Asset-Backed - Student Loan - 0.7%
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (a)	2,200,000	2,216,267
SLM Private Education Loan Trust, Series 2013-B, Class B, 3.00%, 5/16/44 (a)	2,000,000	1,968,653
SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 2.55%, 8/27/29 (a)	2,000,246	2,006,122
		6,191,042

Total Asset-Backed Securities (Cost $176,249,490)		175,118,891

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 2.4%
Bellemeade Re Ltd., BMIR 2015-1A M2, 4.746%, 7/25/25 (a)(b)	1,500,000	1,508,253
Fannie Mae Connecticut Avenue Securities:
CAS 2014-C02 1M2, 3.053%, 5/25/24 (b)	2,200,000	2,011,663
CAS 2014-C03 2M2, 3.353%, 7/25/24 (b)	2,600,000	2,444,197
Freddie Mac Structured Agency Credit Risk Debt Notes:
STACR 2015-DNA2 M3, 4.346%, 12/25/27 (b)	3,000,000	3,058,109
STACR 2015-HQA2 M2, 3.253%, 5/25/28 (b)	4,000,000	4,095,810
STACR 2016-HQA1 M2, 3.203%, 9/25/28 (b)	4,000,000	4,039,061
STACR 2016-DNA2 M2, 2.653%, 10/25/28 (b)	1,600,000	1,612,973
LSTAR Securities Investment Trust, Series 2015-6, Class A, 2.457%, 5/1/20 (a)(b)	1,671,560	1,643,460

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $20,422,464)		20,413,526

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.7%
Bear Stearns Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, 3.342%, 5/15/32 (a)(b)	1,100,000	1,049,570
BLCP Hotel Trust, BLCP 2014-CLRN D, 2.942%, 8/15/29 (a)(b)	5,000,000	4,818,382
BWAY Mortgage Trust, Series 2013-1515, Class A1, 2.809%, 3/10/33 (a)	1,954,384	2,001,649
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 2.292%, 12/15/27 (a)(b)	2,800,000	2,773,801
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 3.842%, 9/15/27 (a)(b)	2,900,000	2,755,227
COMM Mortgage Trust, Series 2013-THL, Class C, 2.448%, 6/8/30 (a)(b)	3,500,000	3,439,724
EQTY INNS Mortgage Trust, Series 2014-INNS, Class E, 3.898%, 5/8/31 (a)(b)	3,600,000	3,446,758

See notes to Schedule of Investments

Extended Stay America Trust, Series 2013-ESH7:
Class B7, 3.604%, 12/5/31	5,000,000	5,019,505
Class D7, 4.171%, 12/5/31 (a)(b)	5,300,000	5,324,676
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 6/10/28 (a)(b)	400,000	386,993
GS Mortgage Securities Trust, Series 2014-NEW, Class D, 3.79%, 1/10/31 (a)	1,400,000	1,377,876
Hilton USA Trust:
Class CFX, 3.714%, 11/5/30 (a)	1,200,000	1,206,654
Class EFX, 4.602%, 11/5/30 (a)(b)	4,700,000	4,729,525
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class D, 3.771%, 6/10/27 (a)	1,750,000	1,805,069
Series 2014-DSTY, Class C, 3.931%, 6/10/27 (a)(b)	1,200,000	1,211,714
Series 2014-INN, Class E, 4.042%, 6/15/29 (a)(b)	3,000,000	2,864,517
Morgan Stanley Capital I Trust, Series 2014-CPT, Class G, 3.56%, 7/13/29 (a)(b)	960,000	899,284
Motel 6 Trust, Series 2015-MTL6:
Class C, 3.644%, 2/5/30 (a)	3,000,000	2,984,035
Class E, 5.279%, 2/5/30 (a)	4,300,000	4,211,355
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (a)	2,000,000	2,000,000
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31 (a)(b)	2,700,000	2,807,973
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class D, 3.497%, 8/15/47 (a)	980,000	693,713

Total Commercial Mortgage-Backed Securities (Cost $58,546,475)		57,808,000

CORPORATE BONDS - 46.0%

Basic Materials - 0.9%
Methanex Corp.:
3.25%, 12/15/19	1,000,000	971,233
5.65%, 12/1/44	4,900,000	4,066,446
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	3,000,000	3,067,005
		8,104,684

Communications - 6.7%
AT&T, Inc.:
4.125%, 2/17/26	3,350,000	3,598,684
5.65%, 2/15/47	5,325,000	6,098,243
BellSouth LLC, 4.40%, 4/26/21 (a)	4,000,000	4,100,000
CBS Corp., 4.60%, 1/15/45	2,475,000	2,452,990
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.849%, 4/15/23	1,000,000	1,066,666

See notes to Schedule of Investments

Comcast Corp.:
3.375%, 8/15/25	3,450,000	3,727,846
3.15%, 3/1/26	1,500,000	1,596,582
Crown Castle Towers LLC:
3.222%, 5/15/42 (a)	900,000	935,438
3.663%, 5/15/45 (a)	2,100,000	2,171,547
Frontier Communications Corp.:
8.25%, 4/15/17	2,000,000	2,070,000
10.50%, 9/15/22	4,105,000	4,343,603
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (a)	1,700,000	1,737,959
NBCUniversal Media LLC, 4.45%, 1/15/43	1,700,000	1,903,206
Sprint Communications, Inc., 6.00%, 12/1/16	2,450,000	2,465,312
Telefonica Emisiones SAU, 3.192%, 4/27/18	2,000,000	2,053,560
Thomson Reuters Corp.:
3.85%, 9/29/24	500,000	532,839
3.35%, 5/15/26	900,000	919,974
Time Warner Cable, Inc., 4.00%, 9/1/21	1,725,000	1,833,623
Time Warner, Inc.:
3.55%, 6/1/24	1,000,000	1,062,396
3.60%, 7/15/25	1,000,000	1,058,145
5.35%, 12/15/43	1,000,000	1,145,618
Verizon Communications, Inc.:
2.45%, 11/1/22	2,060,000	2,078,355
3.50%, 11/1/24	3,705,000	3,940,390
4.862%, 8/21/46	3,700,000	4,044,422
Vodafone Group plc, 4.375%, 2/19/43	1,200,000	1,131,403
		58,068,801

Consumer, Cyclical - 7.7%
American Airlines Pass-Through Trust:
7.00%, 7/31/19 (a)	3,084,711	3,215,811
5.60%, 1/15/22 (a)	500,981	516,011
4.40%, 3/22/25	3,330,000	3,338,325
5.25%, 7/15/25	2,400,000	2,502,000
CVS Health Corp.:
3.875%, 7/20/25	1,576,000	1,733,564
5.125%, 7/20/45	1,810,000	2,245,443
CVS Pass-Through Trust, 6.036%, 12/10/28	2,153,927	2,444,209
Ford Motor Co., 4.75%, 1/15/43	850,000	899,711
Ford Motor Credit Co. LLC:
2.145%, 1/9/18	650,000	655,692

See notes to Schedule of Investments

3.157%, 8/4/20	1,870,000	1,938,844
3.219%, 1/9/22	2,500,000	2,560,845
4.134%, 8/4/25	1,280,000	1,372,353
4.389%, 1/8/26	2,000,000	2,183,296
Home Depot, Inc. (The):
2.70%, 4/1/23	2,000,000	2,098,490
4.20%, 4/1/43	2,000,000	2,244,638
Johnson Controls, Inc., 4.625%, 7/2/44	2,000,000	2,112,490
Kohl's Corp., 4.25%, 7/17/25 (c)	1,165,000	1,168,184
Latam Airlines Pass-Through Trust A, 4.20%, 8/15/29 (a)	1,940,900	1,774,953
Latam Airlines Pass-Through Trust B, 4.50%, 8/15/25 (a)	1,653,603	1,451,037
Lowe's Cos., Inc.:
2.50%, 4/15/26	925,000	942,116
3.70%, 4/15/46	850,000	873,956
Newell Brands, Inc.:
3.85%, 4/1/23	2,250,000	2,386,505
4.20%, 4/1/26	2,225,000	2,412,013
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (a)	2,175,000	2,183,156
Starbucks Corp., 2.45%, 6/15/26	4,700,000	4,772,986
TJX Cos., Inc. (The):
2.75%, 6/15/21	2,000,000	2,112,164
2.50%, 5/15/23	2,000,000	2,081,750
Virgin Australia Trust:
6.00%, 4/23/22 (a)	2,975,188	3,027,254
5.00%, 4/23/25 (a)	1,153,144	1,190,737
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	3,210,000	3,295,193
Whirlpool Corp.:
3.70%, 3/1/23	2,100,000	2,226,063
3.70%, 5/1/25	1,700,000	1,808,642
5.15%, 3/1/43	1,000,000	1,125,524
		66,893,955

Consumer, Non-cyclical - 5.4%
American National Red Cross (The), 5.567%, 11/15/17	1,500,000	1,577,190
Amgen, Inc.:
3.625%, 5/22/24	350,000	375,530
3.125%, 5/1/25	1,000,000	1,043,231
4.40%, 5/1/45	500,000	519,430
4.663%, 6/15/51 (a)	1,006,000	1,051,082
AstraZeneca plc:
3.375%, 11/16/25	2,175,000	2,280,150

See notes to Schedule of Investments

4.375%, 11/16/45	1,325,000	1,445,094
Becton Dickinson and Co., 3.125%, 11/8/21	1,475,000	1,547,619
Dr Pepper Snapple Group, Inc.:
2.00%, 1/15/20	1,000,000	1,003,941
3.20%, 11/15/21	1,000,000	1,059,012
2.70%, 11/15/22	1,000,000	1,012,516
Express Scripts Holding Co., 3.40%, 3/1/27	700,000	699,110
Gilead Sciences, Inc., 3.70%, 4/1/24	1,200,000	1,299,439
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/23	1,000,000	1,049,361
4.20%, 3/18/43	1,000,000	1,130,063
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (a)	3,000,000	3,248,841
3.875%, 6/27/24 (a)	1,200,000	1,248,773
4.875%, 6/27/44 (a)	1,200,000	1,181,563
Harland Clarke Holdings Corp., 9.75%, 8/1/18 (a)	2,000,000	2,030,000
Kraft Heinz Foods Co.:
3.00%, 6/1/26 (a)	800,000	806,542
5.20%, 7/15/45 (a)	2,125,000	2,516,336
4.375%, 6/1/46 (a)	700,000	740,265
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (a)	1,200,000	1,299,000
Land O'Lakes, Inc., 6.00%, 11/15/22 (a)	2,000,000	2,120,000
Life Technologies Corp., 6.00%, 3/1/20	1,900,000	2,144,215
Massachusetts Institute of Technology, 3.959%, 7/1/38	875,000	998,523
Mead Johnson Nutrition Co., 4.125%, 11/15/25	1,700,000	1,854,282
MEDNAX, Inc., 5.25%, 12/1/23 (a)	1,300,000	1,316,250
Merck & Co., Inc.:
2.75%, 2/10/25	1,250,000	1,307,024
3.70%, 2/10/45	1,200,000	1,271,599
PepsiCo, Inc.:
2.75%, 3/5/22	1,000,000	1,047,658
2.75%, 3/1/23	500,000	523,342
Perrigo Finance Unlimited Co., 3.90%, 12/15/24	1,000,000	1,013,853
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000,000	1,090,671
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (a)	429,000	446,160
SUPERVALU, Inc., 6.75%, 6/1/21	1,725,000	1,448,965
		46,746,630

See notes to Schedule of Investments

Energy - 1.2%
Enterprise Products Operating LLC:
7.034%, 1/15/18 floating rate thereafter to 1/15/68 (b)	8,505,000	8,964,219
4.85%, 8/15/42	1,300,000	1,371,804
		10,336,023

Financial - 19.4%
Ally Financial, Inc., 6.25%, 12/1/17	2,219,000	2,324,403
American International Group, Inc., 3.30%, 3/1/21	775,000	800,656
American Tower Corp.:
3.45%, 9/15/21	2,650,000	2,758,284
3.375%, 10/15/26	1,950,000	1,960,144
Bank of America Corp.:
5.70%, 5/2/17	2,400,000	2,484,425
2.625%, 4/19/21	9,800,000	9,950,303
6.10%, 3/17/25 floating rate thereafter to 12/29/49 (b)	1,100,000	1,116,500
3.875%, 8/1/25	7,600,000	8,062,164
3.50%, 4/19/26	1,350,000	1,395,074
4.25%, 10/22/26	11,695,000	12,128,744
Bank of America NA, 5.30%, 3/15/17	3,900,000	4,005,171
Capital One Bank:
2.25%, 2/13/19	1,000,000	1,012,784
3.375%, 2/15/23	4,000,000	4,085,604
Capital One Financial Corp.:
6.15%, 9/1/16	2,500,000	2,519,445
4.20%, 10/29/25	2,100,000	2,158,888
Capital One NA, 2.35%, 8/17/18	2,360,000	2,392,979
CIT Group, Inc.:
5.00%, 5/15/17	4,309,000	4,379,021
4.25%, 8/15/17	5,000,000	5,092,500
5.25%, 3/15/18	875,000	901,495
Citigroup, Inc.:
2.50%, 9/26/18	5,200,000	5,303,064
2.05%, 6/7/19	1,325,000	1,334,120
5.95%, 8/15/20 floating rate thereafter to 12/29/49 (b)	600,000	584,565
2.65%, 10/26/20	2,860,000	2,910,402
6.125%, 11/15/20 floating rate thereafter to 12/29/49 (b)(c)	1,050,000	1,065,750
5.90%, 2/15/23 floating rate thereafter to 12/29/49 (b)(c)	1,720,000	1,694,200
4.60%, 3/9/26	6,520,000	6,912,380
6.25%, 8/15/26 floating rate thereafter to 12/29/49 (b)	1,500,000	1,541,250
4.45%, 9/29/27	6,330,000	6,520,603

See notes to Schedule of Investments

Citizens Bank NA, 2.55%, 5/13/21	1,400,000	1,413,518
Credit Acceptance Corp.:
6.125%, 2/15/21	1,580,000	1,504,950
7.375%, 3/15/23	2,500,000	2,400,000
Crown Castle International Corp., 4.45%, 2/15/26	2,300,000	2,496,961
DDR Corp.:
4.75%, 4/15/18	3,000,000	3,129,996
3.625%, 2/1/25	3,100,000	3,109,238
Discover Bank, 8.70%, 11/18/19	948,000	1,116,282
Discover Financial Services:
3.85%, 11/21/22	2,435,000	2,472,974
3.95%, 11/6/24	1,500,000	1,537,403
Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, 6.50%, 5/30/21 (a)	334,032	340,928
ERP Operating LP, 4.625%, 12/15/21	777,000	877,405
First Horizon National Corp., 3.50%, 12/15/20	780,000	787,142
Huntington National Bank (The), 2.20%, 11/6/18	1,175,000	1,189,384
ING Bank NV, 2.00%, 11/26/18 (a)	3,150,000	3,183,525
Morgan Stanley:
6.25%, 8/28/17	3,500,000	3,689,343
2.375%, 7/23/19	4,400,000	4,472,596
2.80%, 6/16/20	3,500,000	3,586,124
4.00%, 7/23/25	1,855,000	1,986,314
5.00%, 11/24/25	6,700,000	7,335,100
3.95%, 4/23/27	1,100,000	1,112,430
PNC Bank NA:
2.70%, 11/1/22	4,000,000	4,042,704
3.80%, 7/25/23	1,000,000	1,078,219
Prudential Financial, Inc., 4.60%, 5/15/44	700,000	751,531
Regions Financial Corp., 3.20%, 2/8/21	3,950,000	4,065,727
US Bancorp, 2.95%, 7/15/22	1,200,000	1,248,763
Vornado Realty LP, 2.50%, 6/30/19	2,400,000	2,445,149
Wells Fargo & Co.:
2.50%, 3/4/21	3,000,000	3,076,308
3.00%, 4/22/26	4,750,000	4,841,917
4.40%, 6/14/46	1,200,000	1,222,579
		167,909,428

Government - 0.3%
International Bank for Reconstruction & Development, 1.005%, 10/1/18	2,850,000	2,864,837

See notes to Schedule of Investments

Industrial - 2.6%
Eaton Corp., 2.75%, 11/2/22	1,400,000	1,435,241
Illinois Tool Works, Inc., 3.90%, 9/1/42	1,000,000	1,075,091
Penske Truck Leasing Co. LP / PTL Finance Corp.:
3.375%, 2/1/22 (a)	2,000,000	2,039,586
4.25%, 1/17/23 (a)	3,000,000	3,141,300
Pentair Finance SA:
1.875%, 9/15/17	4,100,000	4,092,550
3.625%, 9/15/20	2,160,000	2,214,279
SBA Tower Trust:
2.877%, 7/15/46 (a)	2,500,000	2,527,425
3.722%, 4/15/48 (a)	4,150,000	4,214,160
Thermo Fisher Scientific, Inc.:
4.15%, 2/1/24	800,000	873,116
5.30%, 2/1/44	500,000	581,261
		22,194,009

Technology - 1.6%
Apple, Inc.:
3.25%, 2/23/26	1,325,000	1,406,588
3.45%, 2/9/45	1,050,000	986,635
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26 (a)	2,725,000	2,840,777
Dun & Bradstreet Corp. (The), 3.25%, 12/1/17	800,000	805,622
Hewlett Packard Enterprise Co., 2.85%, 10/5/18 (a)	1,350,000	1,382,481
Intel Corp., 3.10%, 7/29/22	1,250,000	1,338,412
Microsoft Corp., 3.125%, 11/3/25	1,300,000	1,392,334
Oracle Corp.:
2.40%, 9/15/23	1,080,000	1,083,845
2.65%, 7/15/26	1,600,000	1,604,014
4.00%, 7/15/46	900,000	907,383
		13,748,091

Utilities - 0.2%
Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	1,675,000	1,858,471

Total Corporate Bonds (Cost $384,430,534)		398,724,929

See notes to Schedule of Investments

FLOATING RATE LOANS (d) - 1.4%

Consumer, Cyclical - 1.4%
Albertson's LLC:
4.50%, 8/25/21 (b)	3,100,000	3,092,734
4.75%, 6/22/23 (b)	1,600,000	1,596,000
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (b)	1,794,112	1,776,170
Kraton Polymers LLC, 6.00%, 1/6/22 (b)	3,750,000	3,686,250
Varsity Brands, Inc., 5.00%, 12/11/21 (b)	1,736,776	1,728,526
		11,879,680

Financial - 0.0%
Alliance Mortgage Investments Term Loan, 12.61%, 6/1/10 *(b)(e)(f)(g)	481,681	5,443

Total Floating Rate Loans (Cost $12,098,038)		11,885,123

HIGH SOCIAL IMPACT INVESTMENTS - 0.7%
Calvert Social Investment Foundation Notes:
0.50%, 1/1/17 (f)(g)	3,087,392	3,017,215
0.50%, 3/18/17 (f)(g)	2,000,000	1,940,860
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (b)(f)(g)	490,000	453,250
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (b)(f)(g)	631,000	577,365

Total High Social Impact Investments (Cost $6,208,392)		5,988,690

MUNICIPAL OBLIGATIONS - 3.3%

California - 0.9%
Los Angeles California Unified School District GO Bonds, 5.75%, 7/1/34	3,750,000	4,964,925
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	1,490,000	1,357,763
Santa Clara Valley California Transportation Authority Revenue Bonds, 5.876%, 4/1/32	880,000	1,137,118
		7,459,806

Connecticut - 0.5%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	3,800,000	4,693,988

District of Columbia - 0.3%
Georgetown University Washington DC Revenue Bonds, Series B, 7.22%, 4/1/19	2,285,000	2,503,377

See notes to Schedule of Investments

Maryland - 0.4%
Maryland State Transportation Authority Revenue Bonds, 5.604%, 7/1/30	3,000,000	3,761,400

Massachusetts - 0.4%
Commonwealth of Massachusetts GO Bonds:
5.456%, 12/1/39	750,000	1,018,013
3.277%, 6/1/46	2,500,000	2,538,000
		3,556,013

New York - 0.8%
New York City GO Bonds, 5.206%, 10/1/31	1,030,000	1,269,516
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	3,540,000	4,638,816
New York Transportation Development Corp. Revenue Bonds:
3.423%, 7/1/27	200,000	203,844
3.473%, 7/1/28	200,000	203,148
3.573%, 7/1/29	200,000	203,342
		6,518,666

Total Municipal Obligations (Cost $25,578,519)		28,493,250

SOVEREIGN GOVERNMENT BOND - 0.4%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	3,450,000	3,515,550

Total Sovereign Government Bonds (Cost $3,444,606)		3,515,550

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.3%
Overseas Private Investment Corp., 3.22%, 9/15/29	2,850,000	3,038,761

Total U.S. Government Agencies and Instrumentalities (Cost $2,850,000)		3,038,761

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.7%
Fannie Mae:
2.65%, 6/1/26	3,000,000	3,135,510
2.68%, 7/1/26	3,000,000	3,135,750

Total U.S. Government Agency Mortgage-Backed Securities (Cost $6,099,348)		6,271,260

See notes to Schedule of Investments

U.S. TREASURY OBLIGATIONS - 10.2%
United States Treasury Bonds:
3.00%, 11/15/45	40,000,000	45,993,760
2.50%, 2/15/46	5,447,000	5,671,901
United States Treasury Notes:
0.75%, 4/30/18	15,164,000	15,207,839
1.00%, 6/15/19	529,000	531,625
1.375%, 4/30/21	10,000,000	10,172,660
1.00%, 6/30/21	9,007,000	9,051,684
1.25%, 6/30/23	8,000	8,041
1.625%, 5/15/26	1,392,000	1,409,020

Total U.S. Treasury Obligations (Cost $84,506,664)		88,046,530

	SHARES	VALUE ($)
COMMON STOCKS - 0.0%

Wireless Telecommunication Services - 0.0%
NII Holdings, Inc. *	88,599	281,745

Total Common Stocks (Cost $1,373,284)		281,745

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 8.5%
State Street Bank Time Deposit, 0.293%, 7/1/16	73,897,958	73,897,958

Total Time Deposit (Cost $73,897,958)		73,897,958

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
State Street Institutional U.S. Government Money Market Fund, 0.25%	2,201,268	2,201,268

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $2,201,268)		2,201,268

TOTAL INVESTMENTS (Cost $857,907,040) - 101.0%		875,685,481

See notes to Schedule of Investments

Other assets and liabilities, net - (1.0%)	(8,729,154)
NET ASSETS - 100.0%	$866,956,327

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
10 Year U.S. Treasury Notes	(257)	9/16	($34,176,984)	($679,492)
Ultra Long U.S. Treasury Bonds	(30)	9/16	(5,591,250)	(26,432)
Total Short				($705,924)

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $284,653,292, which represents 32.8% of the net assets of the Portfolio as of June 30, 2016.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2016.
(c) Security, or portion of security, is on loan. Total value of securities on loan is $2,155,984.
(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2016. Floating rate loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(f) Total market value of restricted securities amounts to $5,994,133, which represents 0.7% of the net assets of the Portfolio as of June 30, 2016.
(g) This security was valued under the direction of the Board of Trustees. Total market value of fair valued securities amounts to $5,994,133, which represents 0.7% of the net assets of the Portfolio as of June 30, 2016.

Abbreviations:
CLO:	Collateralized Loan Obligations
GO:	General Obligation
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company
PO:	Pension Obligation
REIT:	Real Estate Investment Trust

See notes to Schedule of Investments

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments Term Loan, 12.61%, 6/1/10	5/26/05-6/13/07	481,681
Calvert Social Investment Foundation Notes, 0.50%, 1/1/17	1/1/14	3,087,392
Calvert Social Investment Foundation Notes, 0.50%, 3/18/17	3/18/16	2,000,000
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	490,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	631,000

See notes to Schedule of Investments

CALVERT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 94.9%

Banks - 0.9%
Wells Fargo & Co.	440,003	20,825,342

Beverages - 4.2%
Coca-Cola Co. (The)	1,154,448	52,331,128
PepsiCo, Inc.	393,107	41,645,755
		93,976,883

Biotechnology - 3.7%
Biogen, Inc. *	176,855	42,767,076
Gilead Sciences, Inc.	478,028	39,877,096
		82,644,172

Capital Markets - 0.9%
Charles Schwab Corp. (The)	833,912	21,106,313

Chemicals - 4.5%
Ecolab, Inc.	565,782	67,101,745
Marrone Bio Innovations, Inc. *	255,843	209,792
Praxair, Inc.	313,654	35,251,573
		102,563,110

Consumer Finance - 2.9%
American Express Co.	355,482	21,599,087
MasterCard, Inc., Class A	499,004	43,942,292
		65,541,379

Electronic Equipment & Instruments - 2.7%
Amphenol Corp., Class A	1,042,668	59,776,156

Food & Staples Retailing - 5.8%
CVS Health Corp.	990,869	94,865,798
Whole Foods Market, Inc. (a)	1,147,341	36,737,859
		131,603,657

Food Products - 2.3%
Mondelez International, Inc.	1,142,108	51,977,335

See notes to Schedule of Investments

Health Care Equipment & Supplies - 1.7%
Medtronic plc	429,375	37,256,869

Health Care Technology - 1.2%
Cerner Corp. *	458,810	26,886,266

Hotels, Restaurants & Leisure - 1.5%
Starbucks Corp.	575,458	32,870,161

Industrial Conglomerates - 5.9%
3M Co.	342,710	60,015,375
Danaher Corp.	734,217	74,155,917
		134,171,292

Insurance - 1.7%
Marsh & McLennan Cos., Inc.	570,763	39,074,435

Internet & Catalog Retail - 2.4%
Priceline Group, Inc. (The) *	43,992	54,920,053

Internet Software & Services - 6.5%
Alphabet, Inc., Class C *	148,968	103,100,753
Facebook, Inc., Class A *	386,701	44,192,190
		147,292,943

IT Services - 6.8%
Accenture plc, Class A	313,229	35,485,713
Cognizant Technology Solutions Corp., Class A *	362,650	20,758,086
Visa, Inc., Class A	1,314,309	97,482,299
		153,726,098

Life Sciences - Tools & Services - 2.7%
Thermo Fisher Scientific, Inc.	409,565	60,517,324

Machinery - 2.4%
IDEX Corp.	662,972	54,430,001

Media - 5.0%
AMC Networks, Inc., Class A *	233,987	14,137,495
Comcast Corp., Class A	717,243	46,757,071

See notes to Schedule of Investments

Walt Disney Co. (The)	525,675	51,421,528
		112,316,094

Multiline Retail - 2.9%
Dollar Tree, Inc. *	704,814	66,421,671

Personal Products - 1.3%
Estee Lauder Co.'s, Inc. (The), Class A	332,521	30,266,061

Pharmaceuticals - 7.0%
Bristol-Myers Squibb Co.	975,020	71,712,721
Novartis AG (ADR)	206,629	17,048,959
Perrigo Co. plc	388,758	35,248,688
Zoetis, Inc.	705,740	33,494,420
		157,504,788

Semiconductors & Semiconductor Equipment - 3.0%
QUALCOMM, Inc.	438,175	23,473,035
Texas Instruments, Inc.	703,295	44,061,432
		67,534,467

Software - 3.0%
Microsoft Corp.	1,321,738	67,633,334

Specialty Retail - 5.9%
Lowe's Cos., Inc.	1,067,501	84,514,054
Ross Stores, Inc.	862,978	48,922,223
		133,436,277

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc. (b)	887,260	84,822,056
EMC Corp.	619,937	16,843,688
		101,665,744

Textiles, Apparel & Luxury Goods - 1.5%
NIKE, Inc., Class B	629,807	34,765,346

Venture Capital - 0.1%
20/20 Gene Systems, Inc. *(c)(d)	73,397	35,964
Bridges Ventures US *(c)(d)	215,600	215,600
Cross Culture Ventures I, LP Ltd. *(c)(d)	154,969	136,870
Digital Directions International, Inc. *(c)(d)	354,389	87,499

See notes to Schedule of Investments

Excent Corp. *(c)(d)	600,745	213,950
Graduation Alliance, Inc. *(c)(d)	117,833	390
Ivy Capital (Proprietary) Ltd. *(c)(d)	19	644,449
Napo Pharmaceuticals, Inc. *(c)(d)	294,196	97,085
Village Laundry Services, Inc. *(c)(d)	9,444	—
		1,431,807

Total Common Stocks (Cost $1,642,400,663)		2,144,135,378

PREFERRED STOCKS - 0.1%

Venture Capital - 0.1%
Entouch, Series C *(c)(d)	2,628,278	350,000
Global Resource Options, Inc.:
Series A, Contingent Deferred Distribution *(c)(d)(e)	750,000	345,000
Series B, Contingent Deferred Distribution *(c)(d)(e)	244,371	325,013
Series C, Contingent Deferred Distribution *(c)(d)(e)	297,823	413,974
Series D, Contingent Deferred Distribution *(c)(d)(e)	38,279	400,781
Graduation Alliance, Inc.:
Series C *(c)(d)	3,225,598	141,746
Series D *(c)(d)	1,325,968	255,678
Immunology Partners, Inc., Series C-1 *(c)(d)	2,542,915	18,395
New Day Farms, Inc., Series B *(c)(d)(e)	4,547,804	—
Orteq Bioengineering Ltd., Series A *(c)(d)	74,910	—
PresenceLearning, Inc.:
Series A *(c)(d)	600,000	396,000
Series A-2 *(c)(d)	195,285	134,747
Series B *(c)(d)	399,719	311,781
Shangri La Farms, Series A *(c)(d)(e)	66,667	100,000
Sword Diagnostics, Series B *(c)(d)	1,264,108	—
		3,193,115

Total Preferred Stocks (Cost $6,852,557)		3,193,115

WARRANTS - 0.0%

Health Care Providers & Services - 0.0%
HealthSouth Corp. (strike price $41.40/share, expires 1/17/17) *	1,071	1,810

See notes to Schedule of Investments

Venture Capital - 0.0%
Graduation Alliance, Inc., Preferred Warrants (strike price $0.16/share, expires 8/20/18) *(c)(d)	625,721	3,220

Total Warrants (Cost $—)		5,030

	ADJUSTED BASIS ($)	VALUE ($)
VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.6%
Accion Frontier Inclusion Fund LP *(c)(d)	299,228	272,410
Adobe Capital Social Mezzanine LP *(c)(d)	268,988	185,773
Africa Renewable Energy Fund LP *(c)(d)	344,664	290,756
Arborview Capital Partners LP *(c)(d)	657,373	470,344
Blackstone Clean Technology Partners LP *(c)(d)	446,829	100,861
China Environment Fund 2004 LP *(c)(d)	—	73,020
China Environment Fund III LP *(c)(d)	744,100	526,320
Coastal Ventures III LP *(c)(d)	290,110	276,557
Core Innovations Capital I LP *(c)(d)	891,461	1,237,110
DBL Equity Fund - BAEF Il LP *(c)(d)	892,165	917,140
DBL Partners III LP *(c)(d)	270,660	245,916
First Analysis Private Equity Fund V LP *(c)(d)	712,314	885,360
Ignia Fund I LP *(c)(d)	996,339	514,567
Impact Ventures II LP *(c)(d)	777,984	424,637
LeapFrog Financial Inclusion Fund LP *(c)(d)	463,913	757,057
New Markets Education Partners LP *(c)(d)	739,748	827,064
New Markets Venture Partners II LP *(c)(d)	94,269	406,036
Owl Ventures LP *(c)(d)	275,000	278,235
Renewable Energy Asia Fund LP *(c)(d)	1,747,526	1,978,870
SEAF India International Growth Fund LP *(c)(d)	219,003	64,483
SJF Ventures II LP, Preferred *(c)(d)	61,281	707,988
SJF Ventures III LP *(c)(d)	442,348	663,774
Westly Capital Partners Fund II *(c)(d)	773,433	682,234

Total Venture Capital Limited Partnership Interest (Cost $12,408,736)		12,786,512

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.1%
Excent Corp., Note, 7.00%, 9/30/19 (c)(d)	203,125	173,848

See notes to Schedule of Investments

New Day Farms, Inc., Participation Interest Note, 9.00%, 9/1/12 (c)(d)(e)(f)	6,225	—
One Earth Group Ltd., Convertible Note, 5.00%, 12/31/14 (c)(d)(g)	100,000	33,333
One Earth Group Ltd., Convertible Note II, 5.00%, 5/31/15 (c)(d)(g)	200,000	66,667
Orteq Bioengineering Ltd., Note, 12.00%, 7/31/17 (c)(d)(h)	131,225	—
Quantum Intech, 14.00%, 3/31/19 (c)(d)	24,668	18,501
SEAF Global SME Facility:
9.00%, 12/16/14 (c)(d)	1,500,000	1,350,000
9.00%, 11/5/15 (c)(d)(h)	1,000,000	—
9.00%, 6/14/16 (c)(d)	400,000	143,427
9.00%, 7/12/16 (c)(d)	650,000	650,000
9.00%, 9/30/16 (c)(d)	450,000	450,000

Total Venture Capital Debt Obligations (Cost $4,735,639)		2,885,776

HIGH SOCIAL IMPACT INVESTMENTS - 0.6%
Calvert Social Investment Foundation Notes, 0.50%, 1/1/17 (c)(d)	10,833,877	10,587,623
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (c)(d)(i)	1,445,000	1,336,625
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (c)(d)(i)	1,855,000	1,697,325

Total High Social Impact Investments (Cost $14,133,877)		13,621,573

TIME DEPOSIT - 3.7%
State Street Bank Time Deposit, 0.293%, 7/1/16	84,260,357	84,260,357

Total Time Deposit (Cost $84,260,357)		84,260,357

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
State Street Institutional U.S. Government Money Market Fund, 0.25%	184,776	184,776

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $184,776)		184,776

TOTAL INVESTMENTS (Cost $1,764,976,605) - 100.0%		2,261,072,517
Other assets and liabilities, net - (0.0%)		(1,129,503)
NET ASSETS - 100.0%		$2,259,943,014

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security, or portion of security, is on loan. Total value of securities on loan is $180,657.
(b) 160,000 shares of Apple, Inc. held by the Equity Portfolio have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(c) Total market value of restricted securities amounts to $33,922,003, which represents 1.5% of the net assets of the Portfolio as of June 30, 2016.
(d) This security was valued under the direction of the Board of Trustees. Total market value of fair valued securities amounts to $33,922,003, which represents 1.5% of the net assets of the Portfolio as of June 30, 2016.

(e) Affiliated company.
(f) Security is in default for both principal and interest.
(g) Security defaulted. Calvert entered into letter agreement with One Earth Group to forebear collection action on the promissory note until 12/31/16.
(h) This security is not accruing interest.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on June 30, 2016.

Abbreviations:
ADR:	American Depositary Receipts
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company

See notes to Schedule of Investments

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
20/20 Gene Systems, Inc.	8/1/08-8/27/13	166,890
Accion Frontier Inclusion Fund LP	11/12/15-6/28/16	299,228
Adobe Capital Social Mezzanine LP	2/8/13-6/28/16	268,988
Africa Renewable Energy Fund LP	4/17/14-7/2/15	344,664
Arborview Capital Partners LP	11/13/12-6/13/16	657,373
Blackstone Clean Technology Partners LP	7/29/10-6/25/15	446,829
Bridges Ventures US	6/8/16	231,788
Calvert Social Investment Foundation Notes, 0.50%, 1/1/17	1/1/14	10,833,877
China Environment Fund 2004 LP	9/15/05-4/1/09	—
China Environment Fund III LP	1/24/08-4/19/13	744,100
Coastal Ventures III LP	7/30/12-5/11/16	290,110
Core Innovations Capital I LP	1/6/11-6/28/16	891,461
Cross Culture Ventures I, LP Ltd.	2/24/16-6/13/16	154,969
DBL Equity Fund - BAEF Il LP	3/30/11-4/5/16	892,165
DBL Partners III LP	1/16/15-5/3/16	270,660
Digital Directions International, Inc.	7/2/08-7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
Excent Corp.	9/28/12	250,000
Excent Corp., Note, 7.00%, 9/30/19	9/28/12	203,125
First Analysis Private Equity Fund V LP	6/7/13-5/11/16	712,314
Global Resource Options, Inc., Series A, Contingent Deferred Distribution, Preferred	9/18/06	750,000
Global Resource Options, Inc., Series B, Contingent Deferred Distribution, Preferred	12/5/07	750,000
Global Resource Options, Inc., Series C, Contingent Deferred Distribution, Preferred	2/13/09	1,000,000
Global Resource Options, Inc., Series D, Contingent Deferred Distribution, Preferred	5/24/11	117,482
Graduation Alliance, Inc.	5/17/16	390
Graduation Alliance, Inc., Series C, Preferred	3/27/13-8/20/13	500,000
Graduation Alliance, Inc., Series D, Convertible Preferred	4/29/15-5/17/16	228,617
Graduation Alliance, Inc., Preferred Warrants (strike price $0.16/share, expires 8/20/18)	9/13/13	—
Ignia Fund I LP	1/28/10-6/10/16	996,339
Immunology Partners, Inc., Series C-1, Preferred	11/30/06	305,942
Impact Ventures II LP	9/8/10-3/18/16	777,984
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	1,445,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	1,855,000
Ivy Capital (Proprietary) Ltd.	9/12/12-5/14/14	557,010
LeapFrog Financial Inclusion Fund LP	1/20/10-1/14/16	463,913

See notes to Schedule of Investments

Napo Pharmaceuticals, Inc.	2/21/07-9/23/09	419,720
New Day Farms, Inc., Series B, Preferred	3/12/09	500,000
New Day Farms, Inc., Participation Interest Note, 9.00%, 9/1/12	12/31/15	6,225
New Markets Education Partners LP	9/27/11-5/11/16	739,748
New Markets Venture Partners II LP	7/21/08-5/3/16	94,269
One Earth Group Ltd., Convertible Note, 5.00%, 12/31/14	12/21/12	100,000
One Earth Group Ltd., Convertible Note II, 5.00%, 5/31/15	5/15/13	200,000
Orteq Bioengineering Ltd., Series A, Preferred	7/19/07	998,102
Orteq Bioengineering Ltd., Note, 12.00%, 7/31/17	7/22/13	201,621
Owl Ventures LP	7/10/14-4/18/16	275,000
PresenceLearning, Inc., Series A, Preferred	9/29/11	300,000
PresenceLearning, Inc., Series A-2, Preferred	5/2/12	134,942
PresenceLearning, Inc., Series B, Preferred	4/4/13	285,000
Quantum Intech, 14.00%, 3/31/19	10/5/10-9/30/11	24,668
Renewable Energy Asia Fund LP	9/29/10-5/22/15	1,747,526
SEAF Global SME Facility, 9.00%, 12/16/14	12/16/09	1,500,000
SEAF Global SME Facility, 9.00%, 11/5/15	11/6/15	1,000,000
SEAF Global SME Facility, 9.00%, 6/14/16	6/13/11	400,000
SEAF Global SME Facility, 9.00%, 7/12/16	7/11/11	650,000
SEAF Global SME Facility, 9.00%, 9/30/16	3/29/11	450,000
SEAF India International Growth Fund LP	3/22/05-5/24/10	219,003
Shangri La Farms, Series A, Preferred	2/1/13	200,000
SJF Ventures II LP, Preferred	2/14/06-11/20/12	61,281
SJF Ventures III LP	2/6/12-1/26/16	442,348
Sword Diagnostics, Series B, Preferred	12/26/06-11/9/10	432,472
Village Laundry Services, Inc.	7/22/09	500,000
Westly Capital Partners Fund II	12/27/11-6/6/16	773,433

See notes to Schedule of Investments

CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (a) - 98.9%
Calvert Fund:
Calvert High Yield Bond Fund, Class I	313,970	8,219,724
Calvert Ultra-Short Income Fund, Class I	1,768,487	27,499,977
Calvert Impact Fund, Inc.:
Calvert Green Bond Fund, Class I	211,056	3,281,918
Calvert Small Cap Fund, Class I	357,409	7,948,766
Calvert Management Series:
Calvert Unconstrained Bond Fund, Class I	1,305,507	19,491,215
Calvert Responsible Index Series, Inc.:
Calvert U.S. Large Cap Core Responsible Index Fund, Class I	999,477	18,370,382
Calvert U.S. Large Cap Growth Responsible Index Fund, Class I	281,808	5,568,521
Calvert U.S. Large Cap Value Responsible Index Fund, Class I	515,600	9,935,613
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	2,612,401	42,451,519
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	169,520	5,728,087
Calvert Emerging Markets Equity Fund, Class I	221,712	2,642,809
Calvert International Equity Fund, Class I	470,681	7,352,031
Calvert International Opportunities Fund, Class I	269,319	3,641,198

Total Mutual Funds (Cost $162,364,892)		162,131,760

EXCHANGE-TRADED PRODUCTS - 0.2%

WisdomTree Europe Hedged Equity Fund	7,473	377,611

Total Exchange-Traded Products (Cost $460,510)		377,611

TOTAL INVESTMENTS (Cost $162,825,402) - 99.1%		162,509,371
Other assets and liabilities, net - 0.9%		1,413,980
NET ASSETS - 100.0%		$163,923,351

See notes to Schedule of Investments

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
E-Mini S&P 500 Index	(60)	9/16	($6,270,600)	($55,950)
MSCI EAFE Mini Index	(9)	9/16	(726,840)	(12,402)
MSCI Emerging Markets Mini Index	(25)	9/16	(1,043,375)	(49,430)
Russell 2000 Mini Index	(36)	9/16	(4,130,640)	(519)
Total Short				($118,301)

NOTES TO SCHEDULE OF INVESTMENTS
(a) Affiliated company.

See notes to Schedule of Investments

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (a) - 99.2%
Calvert Fund:
Calvert High Yield Bond Fund, Class I	277,901	7,275,458
Calvert Ultra-Short Income Fund, Class I	64,915	1,009,426
Calvert Impact Fund, Inc.:
Calvert Green Bond Fund, Class I	195,625	3,041,972
Calvert Small Cap Fund, Class I	948,481	21,094,210
Calvert Management Series:
Calvert Unconstrained Bond Fund, Class I	1,453,353	21,698,559
Calvert Responsible Index Series, Inc.:
Calvert U.S. Large Cap Core Responsible Index Fund, Class I	2,586,677	47,543,121
Calvert U.S. Large Cap Growth Responsible Index Fund, Class I	887,162	17,530,328
Calvert U.S. Large Cap Value Responsible Index Fund, Class I	1,622,312	31,261,948
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	2,354,676	38,263,490
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund,Class I	346,663	11,713,738
Calvert Emerging Markets Equity Fund, Class I	692,384	8,253,220
Calvert International Equity Fund, Class I	1,246,268	19,466,705
Calvert International Opportunities Fund, Class I	867,562	11,729,441

Total Mutual Funds (Cost $240,333,382)		239,881,616

EXCHANGE-TRADED PRODUCTS - 0.4%

WisdomTree Europe Hedged Equity Fund (b)	21,823	1,102,716

Total Exchange-Traded Products (Cost $1,344,803)		1,102,716

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
State Street Institutional U.S. Government Money Market Fund, 0.25%	139,725	139,725

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $139,725)		139,725

TOTAL INVESTMENTS (Cost $241,817,910) - 99.7%		241,124,057
Other assets and liabilities, net - 0.3%		611,029
NET ASSETS - 100.0%		$241,735,086

See notes to Schedule of Investments

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
MSCI EAFE Mini Index	27	9/16	$2,180,520	$58,665
Short:
E-Mini S&P 500 Index	(37)	9/16	($3,866,870)	($33,664)
MSCI Emerging Markets Mini Index	(29)	9/16	(1,210,315)	(57,339)
Russell 2000 Mini Index	(82)	9/16	(9,408,680)	(7,794)
Total Short				($98,797)

NOTES TO SCHEDULE OF INVESTMENTS
(a) Affiliated company.
(b) Security, or portion of security, is on loan. Total value of securities on loan is $136,431.

See notes to Schedule of Investments

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2016 (Unaudited)

	SHARES	VALUE ($)
MUTUAL FUNDS (a) - 99.2%
Calvert Fund:
Calvert Ultra-Short Income Fund, Class I	11,274	175,317
Calvert Impact Fund, Inc.:
Calvert Small Cap Fund, Class I	529,805	11,782,864
Calvert Management Series:
Calvert Unconstrained Bond Fund, Class I	186,552	2,785,217
Calvert Responsible Index Series, Inc.:
Calvert U.S. Large Cap Core Responsible Index Fund, Class I	1,670,300	30,700,117
Calvert U.S. Large Cap Growth Responsible Index Fund, Class I	587,717	11,613,284
Calvert U.S. Large Cap Value Responsible Index Fund, Class I	1,088,030	20,966,342
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	274,474	4,460,207
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	204,694	6,916,601
Calvert Emerging Markets Equity Fund, Class I	436,985	5,208,865
Calvert International Equity Fund, Class I	854,317	13,344,426
Calvert International Opportunities Fund, Class I	737,509	9,971,118

Total Mutual Funds (Cost $119,485,706)		117,924,358

EXCHANGE-TRADED PRODUCTS - 0.7%

WisdomTree Europe Hedged Equity Fund	17,064	862,244

Total Exchange-Traded Products (Cost $1,051,538)		862,244

TOTAL INVESTMENTS (Cost $120,537,244) - 99.9%		118,786,602
Other assets and liabilities, net - 0.1%		118,356
NET ASSETS - 100.0%		$118,904,958

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
MSCI EAFE Mini Index	(3)	9/16	($242,280)	($4,134)
Russell 2000 Mini Index	(34)	9/16	(3,901,160)	206
Total Short				($3,928)

See notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
(a) Affiliated company.

See notes to Schedule of Investments

NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Social Investment Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with six separate portfolios. Balanced, Equity, Conservative Allocation, Moderate Allocation, and Aggressive Allocation Funds are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. Conservative Allocation, Moderate Allocation, and Aggressive Allocation Funds invest primarily in a combination of other Calvert equity and fixed income funds (the “Underlying Funds”). The operations of each series are accounted for separately. The Funds apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund's investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund's investments by major category are as follows:
Common and preferred stocks, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account and are categorized as Level 2 in the hierarchy.

Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (“LP”) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information, as a practical expedient. In the absence of a reported LP unit value, fair value may be estimated based on the Portfolio’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner. In some cases adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.

Debt securities, other than Venture capital debt securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, sovereign government bonds, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Valuation methodologies and policies of the Underlying Funds are included in their financial statements, which are available upon request.

Exchange-traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Warrants are valued at their official closing price as reported by an independent pricing source on the exchange on which they are traded and categorized as Level 1 in the hierarchy.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee. Securities which were fair valued at June 30, 2016, if any, are identified on the Schedule of Investments.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following tables summarize the market value of the Funds' holdings as of June 30, 2016, based on the inputs used to value them:

BALANCED PORTFOLIO	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$396,099,918	$—	$—	$396,099,918
Common Stocks - Venture Capital	—	—	4,558,424	4,558,424
Preferred Stocks - Venture Capital	—	—	756,769	756,769
Venture Capital Limited Partnership Interest	—	—	1,045,208	1,045,208
Venture Capital Debt Obligations	—	—	36,592	36,592
Asset-Backed Securities	—	51,959,288	—	51,959,288
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	5,089,100	—	5,089,100
Commercial Mortgage-Backed Securities	—	16,677,119	—	16,677,119
Corporate Bonds	—	112,641,659	—	112,641,659
Floating Rate Loans	—	3,832,060	4,354	3,836,414
High Social Impact Investments	—	4,251,946	826,515	5,078,461
Municipal Obligations	—	5,928,452	—	5,928,452
Sovereign Government Bonds	—	952,765	—	952,765
U.S. Government Agencies and Instrumentalities	—	959,609	—	959,609
U.S. Government Agency Mortgage-Backed Securities	—	1,358,773	—	1,358,773
U.S. Treasury Obligations	—	31,128,372	—	31,128,372
Time Deposit	—	32,663,512	—	32,663,512
Short Term Investment of Cash Collateral For Securities Loaned	2,429,825	—	—	2,429,825
TOTAL	$398,529,743	$267,442,655	$7,227,862^	$673,200,260
Futures Contracts***	($350,306)	$—	$—	($350,306)

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments. Venture Capital is not included in this category.
*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities represent 1.1% of net assets.

There were no transfers between levels during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable input were used to determine fair value:

	VENTURE CAPITAL	FLOATING RATE LOANS	HIGH SOCIAL IMPACT INVESTMENTS	TOTAL
Balance as of 9/30/15	$8,443,431	$—	$—	$8,443,431
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(850,874)	4,354	(72,485)	(919,005)
Purchases	—	—	899,000	899,000
Sales	(1,195,564)	—	—	(1,195,564)
Transfers in and/or out of Level 3[1]	—	—	—	—
Balance as of 6/30/16	$6,396,993	$4,354	$826,515	$7,227,862
1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

BOND PORTFOLIO	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$175,118,891	$—	$175,118,891
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	20,413,526	—	20,413,526
Commercial Mortgage-Backed Securities	—	57,808,000	—	57,808,000
Corporate Bonds	—	398,724,929	—	398,724,929
Floating Rate Loans	—	11,879,680	5,443	11,885,123
High Social Impact Investments	—	4,958,075	1,030,615	5,988,690
Municipal Obligations	—	28,493,250	—	28,493,250
Sovereign Government Bonds	—	3,515,550	—	3,515,550
U.S. Government Agencies and Instrumentalities	—	3,038,761	—	3,038,761
U.S. Government Agency Mortgage-Backed Securities	—	6,271,260	—	6,271,260
U.S. Treasury Obligations	—	88,046,530	—	88,046,530
Common Stocks**	281,745	—	—	281,745
Time Deposit	—	73,897,958	—	73,897,958
Short Term Investment of Cash Collateral For Securities Loaned	2,201,268	—	—	2,201,268
TOTAL	$2,483,013	$872,166,410	$1,036,058^	$875,685,481
Futures Contracts***	($705,924)	$—	$—	($705,924)

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.

*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities represent 0.1% of net assets.

There were no transfers between levels during the period.

EQUITY PORTFOLIO	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$2,142,703,571	$—	$—	$2,142,703,571
Common Stocks - Venture Capital	—	—	1,431,807	1,431,807
Preferred Stocks - Venture Capital	—	—	3,193,115	3,193,115
Warrants	1,810	—	—	1,810
Warrants - Venture Capital	—	—	3,220	3,220
Venture Capital Limited Partnership Interest	—	—	12,786,512	12,786,512
Venture Capital Debt Obligations	—	—	2,885,776	2,885,776
High Social Impact Investments	—	10,587,623	3,033,950	13,621,573
Time Deposit	—	84,260,357	—	84,260,357
Short Term Investment of Cash Collateral For Securities Loaned	184,776	—	—	184,776
TOTAL	$2,142,890,157	$94,847,980	$23,334,380^	$2,261,072,517

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments. Venture Capital is not included in this category.
^ Level 3 securities represent 1.0% of net assets.

There were no transfers between levels during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable input were used to determine fair value:

	VENTURE CAPITAL	HIGH SOCIAL IMPACT INVESTMENTS	TOTAL
Balance as of 9/30/15	$21,573,655	$—	$21,573,655
Accrued discounts/premiums	—	—	—
Realized gain (loss)	1,384,706	—	1,384,706
Change in unrealized appreciation (depreciation)	(2,223,933)	(266,050)	(2,489,983)
Purchases	7,508,948	3,300,000	10,808,948
Sales	(7,942,946)	—	(7,942,946)
Transfers in and/or out of Level 3[1]	—	—	—
Balance as of 6/30/16	$20,300,430	$3,033,950	$23,334,380
1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

CONSERVATIVE ALLOCATION	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Mutual Funds	$162,131,760	$—	$—	$162,131,760
Exchange-Traded Products	377,611	—	—	377,611
TOTAL	$162,509,371	$—	$—	$162,509,371
Futures Contracts**	($118,301)	$—	$—	($118,301)

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.

There were no transfers between levels during the period.

MODERATE ALLOCATION	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Mutual Funds	$239,881,616	$—	$—	$239,881,616
Exchange-Traded Products	1,102,716	—	—	1,102,716
Short Term Investment of Cash Collateral For Securities Loaned	139,725	—	—	139,725
TOTAL	$241,124,057	$—	$—	$241,124,057
Futures Contracts**	($40,132)	$—	$—	($40,132)

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.

There were no transfers between levels during the period.

AGGRESSIVE ALLOCATION	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Mutual Funds	$117,924,358	$—	$—	$117,924,358
Exchange-Traded Products	862,244	—	—	862,244
TOTAL	$118,786,602	$—	$—	$118,786,602
Futures Contracts**	($3,928)	$—	$—	($3,928)

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.

There were no transfers between levels during the period.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge, as a substitute for direct investment in a particular asset class to facilitate rebalancing of a Portfolio, or to provide market exposure to a Portfolio’s uncommitted cash balances. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations and market index futures contracts. The Fund is subject to interest rate risk and market risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in the value of interest rates and the value of securities. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.

During the period, Balanced and Bond used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the portfolios. Balanced also used futures contracts as a substitute for direct investment in a particular asset class to facilitate rebalancing of the Portfolio and implement tactical asset allocation decisions. Conservative Allocation, Moderate Allocation, and Aggressive Allocation used market index futures contracts as a substitute for direct investment in a particular asset class to facilitate rebalancing and implement tactical asset allocations. The Funds’ futures contracts at period end are presented in the Schedules of Investments.

	Average Number of Contracts *
	Long	Short
Calvert Balanced Portfolio	68	(151)
Calvert Bond Portfolio	38	(227)
Calvert Conservative Allocation Fund	8	(109)
Calvert Moderate Allocation Fund	48	(143)
Calvert Aggressive Allocation Fund	10	(38)

* Averages are based on activity levels during the period ended June 30, 2016.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

The Fund invests in Community Investment Notes issued by the Calvert Social Investment Foundation (the “CSI Foundation”). The CSI Foundation is a 501(c)(3) non-profit organization that receives in-kind support from Calvert and its subsidiaries. The Fund has received an exemptive order from the Securities and Exchange Commission permitting the Fund to make investments in these notes under certain conditions.

Security Transactions: Security transactions are accounted for on trade date.

Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE B —TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at June 30, 2016.

	BALANCED	BOND	EQUITY
Unrealized appreciation	$34,260,922	$24,492,740	$548,534,740
Unrealized (depreciation)	(13,931,348)	(6,834,081)	(60,989,408)
Net unrealized appreciation (depreciation)	$20,329,574	$17,658,659	$487,545,332

Federal income tax cost of investments	$652,870,686	$858,026,822	$1,773,527,185

	CONSERVATIVE ALLOCATION	MODERATE ALLOCATION	AGGRESSIVE ALLOCATION
Unrealized appreciation	$1,838,852	$2,904,474	$1,131,264
Unrealized (depreciation)	(2,693,497)	(7,892,424)	(6,537,924)
Net unrealized appreciation (depreciation)	($854,645)	($4,987,950)	($5,406,660)

Federal income tax cost of investments	$163,364,016	$246,112,007	$124,193,262

NOTE C — SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value on the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar-denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.

Item 2. Controls and Procedures.
(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
Filed herewith.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND
By:    /s/ John H. Streur
    John H. Streur
    President – Principal Executive Officer
Date:    August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur
    John H. Streur
    President – Principal Executive Officer
Date:    August 22, 2016

/s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer -- Principal Financial Officer
Date:    August 22, 2016